Equity	6 Months Ended
Jun. 27, 2026
Equity
Equity
8.	Equity

Other reserves comprises gains and losses on cash flow hedges, foreign exchange differences on translation of foreign operations and net changes on fair value of trade investments. Cumulative fair value loss on trade investments within other reserves at 27 June 2026 was $11m (1 January 2026: $11m, 28 June 2025: $11m). The movement in the cash flow hedge reserve and foreign currency translation reserve is as follows:

	27 June	28 June
	2026	2025
Foreign currency translation reserve	$m	$m
At 1 January	(341)	(520)
Exchange (loss)/gain on translation of foreign operations	(45)	261
Exchange gain/(loss) arising on hedging instruments	25	(68)
	(361)	(327)

	27 June	28 June
	2026	2025
Cash flow hedge reserve	$m	$m
At 1 January	18	34
Gain/(loss) arising in the period	27	(47)
Gain recycled to income statement in the period	–	(5)
Taxation	–	9
	45	(9)

On 6 May 2026, the Group announced a $500m share buyback programme in order to return capital to shareholders. The Group purchased 9,076,588 shares under the programme for a total cost of $137m and has an obligation to purchase additional shares amounting to $113m at 27 June 2026. The total cost of $250m has been deducted from equity. Of this amount, $116m was settled during the period ended 27 June 2026. Transaction costs relating to the shares purchased were immaterial. This new buyback follows the $500m buyback completed in 2025.